CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues:
Rental income	$ 102,134	$ 80,975	$ 21,450
Operating expense reimbursements	31,171	24,203	6,659
Total revenues	133,305	105,178	28,109
Operating expenses:
Asset management fees to related party	9,004	5,487	0
Property operating	44,498	34,732	8,844
Impairment charges	0	4,434	186
Fair value adjustments to contingent purchase price consideration	1,787	(13,695)	(672)
Acquisition and transaction related	3,598	9,783	11,891
General and administrative	9,007	8,743	2,558
Depreciation and amortization	61,995	49,755	14,080
Total operating expenses	129,889	99,239	36,887
Operating income (loss)	3,416	5,939	(8,778)
Other (expense) income:
Interest expense	(12,875)	(8,374)	(3,907)
(Loss) gain on disposition of land	(4)	1,021	(19)
Gain on involuntary conversion	214	0	0
Other income	18	21	72
Total other expense, net	(12,647)	(7,332)	(3,854)
Net loss	(9,231)	(1,393)	(12,632)
Other comprehensive loss:
Change in unrealized loss on derivative	162	(83)	(229)
Comprehensive loss	$ (9,069)	$ (1,476)	$ (12,861)
Basic and diluted weighted-average shares outstanding (in shares)	98,557,238	96,113,056	49,231,737
Basic and diluted net loss per share (in dollars per share)	$ (0.09)	$ (0.01)	$ (0.26)